Senior Unsecured Notes - Schedule of Detailed Information About Senior Unsecured Notes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Detailed Information About Senior Unsecured Notes [Line Items]
Foreign Exchange	$ 67	$ 30
Net Book Value	577,143	0
Senior unsecured notes due 2030 [Member]
Disclosure of Detailed Information About Senior Unsecured Notes [Line Items]
Face Value	368,707
Amortization	144
Foreign Exchange	9,360
Net Book Value	378,211	0
Senior unsecured notes due 2033 [Member]
Disclosure of Detailed Information About Senior Unsecured Notes [Line Items]
Face Value	197,055
Amortization	58
Foreign Exchange	1,819
Net Book Value	198,932	0
Senior unsecured notes [Member]
Disclosure of Detailed Information About Senior Unsecured Notes [Line Items]
Face Value	565,762
Amortization	202
Foreign Exchange	11,179
Net Book Value	577,143	0
Notes due 2030 [Member] | Senior unsecured notes due 2030 [Member]
Disclosure of Detailed Information About Senior Unsecured Notes [Line Items]
Face Value	373,538
Foreign Exchange	9,503
Net Book Value	383,041	0
Notes due 2033 [Member] | Senior unsecured notes due 2033 [Member]
Disclosure of Detailed Information About Senior Unsecured Notes [Line Items]
Face Value	198,797
Foreign Exchange	1,843
Net Book Value	200,640	0
Transaction costs [Member] | Senior unsecured notes due 2030 [Member]
Disclosure of Detailed Information About Senior Unsecured Notes [Line Items]
Face Value	(6,637)
Amortization	197
Foreign Exchange	(155)
Net Book Value	(6,595)	0
Transaction costs [Member] | Senior unsecured notes due 2033 [Member]
Disclosure of Detailed Information About Senior Unsecured Notes [Line Items]
Face Value	(4,945)
Amortization	163
Foreign Exchange	(51)
Net Book Value	(4,833)	0
Embedded derivative liability [Member] | Senior unsecured notes due 2030 [Member]
Disclosure of Detailed Information About Senior Unsecured Notes [Line Items]
Face Value	1,806
Amortization	(53)
Foreign Exchange	12
Net Book Value	1,765	0
Embedded derivative liability [Member] | Senior unsecured notes due 2033 [Member]
Disclosure of Detailed Information About Senior Unsecured Notes [Line Items]
Face Value	3,203
Amortization	(105)
Foreign Exchange	27
Net Book Value	$ 3,125	$ 0